Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Insurance claims and reserves	$ 476	$ 516
Other, net	12	14
Total deferred tax assets	488	530
Deferred tax liabilities:
Investment securities	(278)	(261)
Deferred policy acquisition costs	(152)	(279)
Insurance claims and reserves transition liability	(91)	0
Total deferred tax liabilities	(521)	(540)
Net deferred tax asset (liability)	(33)	(10)
Excluding Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	447	489
Other, net	15	19
Total deferred tax assets	462	508
Deferred tax liabilities:
Investment securities	(9)	4
Deferred policy acquisition costs	(243)	(375)
Insurance claims and reserves transition liability	(91)	0
Total deferred tax liabilities	(343)	(371)
Net deferred tax asset (liability)	119	137
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	29	27
Other, net	(3)	(5)
Total deferred tax assets	26	22
Deferred tax liabilities:
Investment securities	(269)	(265)
Deferred policy acquisition costs	91	96
Insurance claims and reserves transition liability	0	0
Total deferred tax liabilities	(178)	(169)
Net deferred tax asset (liability)	$ (152)	$ (147)